Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000205825
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dana Epiphany Equity Fund - Institutional
C000161987
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dana Epiphany Small Cap Equity Fund - Institutional
C000131830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dana Large Cap Equity Fund - Institutional
C000237915
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kovitz Core Equity ETF
C000255350
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Slow Capital Growth Fund
C000123870
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SMI Dynamic Allocation Fund
C000123869
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SMI Multi-Strategy Fund
C000123868
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Sound Mind Investing Fund
Without Sales Load [Member] | C000205825
Average Annual Return [Line Items]
Average Annual Return, Percent		21.27%		13.60%	11.11%
Without Sales Load [Member] | C000161987
Average Annual Return [Line Items]
Average Annual Return, Percent		9.41%		13.35%		7.26%
Without Sales Load [Member] | C000131830
Average Annual Return [Line Items]
Average Annual Return, Percent		21.55%		16.05%	12.89%
Without Sales Load [Member] | C000237915
Average Annual Return [Line Items]
Average Annual Return, Percent		11.96%		14.71%	11.37%
Without Sales Load [Member] | C000255350
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%
Without Sales Load [Member] | C000123870
Average Annual Return [Line Items]
Average Annual Return, Percent		21.46%		7.31%	5.43%
Without Sales Load [Member] | C000123869
Average Annual Return [Line Items]
Average Annual Return, Percent		14.18%		8.60%	7.02%
Without Sales Load [Member] | C000123868
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%		9.30%	7.78%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%		17.64%	14.64%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%		17.64%		14.48%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%		17.64%	14.64%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%		17.64%	14.64%
Morningstar US Target Market Exposure TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Target Market Exposure
Average Annual Return, Percent	13.46%
SMI Balanced Fund - Blend Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Weighted Index*
Average Annual Return, Percent		15.29%		10.37%	9.63%
SMI Balanced Fund - Blend Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Weighted Index*
Average Annual Return, Percent		15.29%		10.37%	9.63%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		5.51%		12.17%		9.04%
Morningstar US Small Core TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Small Core Index
Average Annual Return, Percent		5.38%		12.85%		8.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR	S&P 500 Index TR
Average Annual Return, Percent		21.45%		17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)	1.90%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR	S&P 500 Index TR
Average Annual Return, Percent		21.45%		17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)	1.90%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent		21.45%		17.64%	14.64%